Operating Segments	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [Abstract]
Operating Segments

5. OPERATING SEGMENTS

In evaluating the operational performance of the Group and allocating resources accordingly, the Group’s Chief Operation Decision Maker (the “CODM”) utilizes the information per types of customers. This financial information of the segments is regularly reviewed by the CODM to make decisions about resources to be allocated to each segment and evaluate its performance.

(1)	Segment by types of customers

The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.

•	Consumer banking: Loans/deposits and financial services for consumers, etc.

•	Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.

•	Investment banking: Domestic/foreign investment, structured finance, M&A, Equity & fund investment related business, venture advisory related tasks, real estate SOC development practices etc.

•	Capital market: Fund management, investment securities and derivatives business, etc.

•	Credit Card: Credit card, cash service and card loan, etc. and

•	Headquarter and others: Segments that do not belong to above operating segments

The details of operating income by each segment are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit Card	Head- quarter and Others	Sub-total	Inter- segment transaction	Total
Net Interest income	1,289,088	1,699,913	5,601	40,913	378,019	743,092	4,156,626	605,274	4,761,900
Interest income	2,850,985	3,255,796	154,460	19,394	500,449	1,585,636	8,366,720	331,515	8,698,235
Interest expense	(1,227,921)	(1,880,195)	(18)	(81)	(122,430)	(979,449)	(4,210,094)	273,759	(3,936,335)
Inter-segment	(333,976)	324,312	(148,841)	21,600	—	136,905	—	—	—
Net non-interest income	554,957	513,686	115,111	18,015	98,034	279,437	1,579,240	(947,937)	631,303
Non-interest income	886,057	503,321	489,659	5,760,567	871,486	3,245,543	11,756,633	(366,953)	11,389,680
Non-interest expense	(353,032)	(25,993)	(374,548)	(5,742,552)	(773,452)	(2,907,816)	(10,177,393)	(580,984)	(10,758,377)
Inter-segment	21,932	36,358	—	—	—	(58,290)	—	—	—
Other expense	(1,790,292)	(1,795,561)	53,089	(44,187)	(321,265)	(470,592)	(4,368,808)	327,191	(4,041,617)
Administrative expense	(1,782,234)	(925,566)	(14,933)	(16,945)	(124,362)	(553,539)	(3,417,579)	267,192	(3,150,387)
Impairment losses on credit loss and others	(8,058)	(869,995)	68,022	(27,242)	(196,903)	82,947	(951,229)	59,999	(891,230)

Operating income	53,753	418,038	173,801	14,741	154,788	551,937	1,367,058	(15,472)	1,351,586
Non-operating income (expense)	(19,113)	(2,189)	43,728	197	(5,150)	136,954	154,427	(54,067)	100,360

Net income before income tax expense	34,640	415,849	217,529	14,938	149,638	688,891	1,521,485	(69,539)	1,451,946
Income tax expense	(8,383)	(98,886)	(52,642)	(3,615)	(32,780)	(136,891)	(333,197)	(43,357)	(376,554)

Net income	26,257	316,963	164,887	11,323	116,858	552,000	1,188,288	(112,896)	1,075,392

	For the year ended December 31, 2016
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit Card	Head- quarter and Others	Sub-total	Inter- segment transaction	Total
Net Interest income	1,484,233	1,741,140	14,613	48,826	428,095	713,678	4,430,585	588,959	5,019,544
Interest income	2,979,811	3,026,148	153,160	19,575	556,681	1,492,148	8,227,523	284,789	8,512,312
Interest expense	(1,023,290)	(1,780,990)	(225)	(324)	(128,586)	(863,523)	(3,796,938)	304,170	(3,492,768)
Inter-segment	(472,288)	495,982	(138,322)	29,575	—	85,053	—	—	—
Net non-interest income	557,410	550,194	160,885	4,033	79,713	302,800	1,655,035	(955,695)	699,340
Non-interest income	923,810	535,514	605,026	7,590,087	986,147	4,563,280	15,203,864	(433,879)	14,769,985
Non-interest expense	(405,912)	(32,873)	(444,141)	(7,586,054)	(906,434)	(4,173,415)	(13,548,829)	(521,816)	(14,070,645)
Inter-segment	39,512	47,553	—	—	—	(87,065)	—	—	—
Other expense	(1,875,579)	(1,476,190)	(110,863)	(51,995)	(364,137)	(574,606)	(4,453,370)	308,692	(4,144,678)
Administrative expense	(1,788,672)	(966,878)	(14,983)	(17,964)	(148,001)	(793,978)	(3,730,476)	252,000	(3,478,476)
Impairment losses on credit loss and others	(86,907)	(509,312)	(95,880)	(34,031)	(216,136)	219,372	(722,894)	56,692	(666,202)

Operating income	166,064	815,144	64,635	864	143,671	441,872	1,632,250	(58,044)	1,574,206
Non-operating income (expense)	(35,081)	(1,619)	46,559	(5,288)	(1,504)	55,291	58,358	(79,175)	(20,817)

Net income before income tax expense	130,983	813,525	111,194	(4,424)	142,167	497,163	1,690,608	(137,219)	1,553,389
Income tax expense	(31,698)	(203,983)	(26,909)	1,071	(32,774)	16,475	(277,818)	1,962	(275,856)

Net income	99,285	609,542	84,285	(3,353)	109,393	513,638	1,412,790	(135,257)	1,277,533

	For the year ended December 31, 2017
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit Cards	Head- quarters and others	Sub-total	Inter- segment transaction	Total
Net Interest income	1,702,939	1,795,377	12,124	36,883	463,603	622,790	4,633,716	586,934	5,220,650
Interest income	3,149,625	2,964,813	148,500	18,834	599,550	1,360,734	8,242,056	308,631	8,550,687
Interest expense	(955,836)	(1,681,652)	(243)	—	(135,947)	(834,662)	(3,608,340)	278,303	(3,330,037)
Inter-segment	(490,850)	512,216	(136,133)	18,049	—	96,718	—	—	—
Net non-interest income	649,950	571,336	152,168	69,671	73,537	389,004	1,905,666	(745,990)	1,159,676
Non-interest income	802,387	680,778	366,523	9,548,399	1,163,575	2,683,407	15,245,069	(395,833)	14,849,236
Non-interest expense	(253,961)	(170,268)	(214,355)	(9,478,728)	(1,090,038)	(2,132,053)	(13,339,403)	(350,157)	(13,689,560)
Inter-segment	101,524	60,826	—	—	—	(162,350)	—	—	—
Other income(expense)	(1,906,561)	(1,149,288)	(63,835)	14,662	(398,652)	(939,406)	(4,443,080)	219,496	(4,223,584)
Administrative expense	(1,808,974)	(832,429)	(12,881)	(16,567)	(163,536)	(954,238)	(3,788,625)	257,824	(3,530,801)
Impairment losses due to credit loss and others	(97,587)	(316,859)	(50,954)	31,229	(235,116)	14,832	(654,455)	(38,328)	(692,783)

Operating income	446,328	1,217,425	100,457	121,216	138,488	72,388	2,096,302	60,440	2,156,742
Non-operating income (expense)	(98,510)	(3,153)	39,350	—	(5,219)	(112,734)	(180,266)	(26,970)	(207,236)

Net income before income tax expense	347,818	1,214,272	139,807	121,216	133,269	(40,346)	1,916,036	33,470	1,949,506
Income tax expense	(84,172)	(296,634)	(33,834)	(29,335)	(32,055)	63,396	(412,634)	(6,784)	(419,418)

Net income	263,646	917,638	105,973	91,881	101,214	23,050	1,503,402	26,686	1,530,088

(2) Information on products and services

The products of the Group are classified as interest-bearing products such as loans, deposits and debt securities and non-interest bearing products such as loan commitment, credit commitment, equity securities, and credit card service. This classification of products has been reflected in the segment information presenting interest income and non-interest income.

(3) Information on geographical areas

Among the Group’s revenue (interest income and non-interest income) from services, revenue from the domestic customers for the years ended December 31, 2015, 2016 and 2017 amounted to 18,974,359 million Won, 22,265,508 million Won and 22,279,666 million Won, respectively, and revenue from the foreign customers amounted to 1,113,556 million Won, 1,016,788 million Won and 1,120,257 million Won, respectively. Among the Group’s non-current assets (investments in joint ventures and associates, investment properties, premises and equipment and intangible assets), non-current assets attributed to domestic subsidiaries as of December 31, 2016 and 2017 are 3,498,327 million Won and 3,550,764 million Won, respectively, and foreign subsidiaries are 240,946 million Won and 233,732 million Won, respectively.